Liabilities in Respect of IIA Grants (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of israeli innovation authority grants [Abstract]
Schedule of Israeli Innovation Authority Grants
	December 31
	2021	2020

Balance as of January 1,	7,528	6,935
Royalties	(342)	(235)
Amounts carried to Profit or Loss	919	828
Balance as of December 31,	8,105	7,528

Current maturities	(220)	(261)
Long term liabilities in respect of IIA grants	7,885	7,267